Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	September 30, 2023	December 31, 2022	Lives (Years)

Equipment	$265,637	$265,637	5
Leasehold improvements	29,422	29,422	5
Vehicles	5,135,840	5,142,828	5
Office furniture	129,475	129,475	5
Office equipment	9,471	9,471	5
Vehicle construction in process	109,832	147,006	5
	5,679,677	5,723,839
Accumulated depreciation	(1,963,817)	(1,134,680)
Total property and equipment - net	$3,715,860	$4,589,159

Fixed assets consisted of the following:

Description	Estimated Useful Lives	December 31, 2022	December 31, 2021
Fixed assets:
Equipment	5 years	$265,637	$175,068
Leasehold improvements	Lease term	29,422	16,265
Vehicles	5 years	5,142,828	975,377
Office furniture	5 years	129,475	-
Office equipment	5 years	9,471	9,471
Vehicle construction in process		147,006	1,394,355
Total fixed assets		5,723,839	2,570,536
Accumulated depreciation		(1,134,680)	(284,216)
Fixed assets, net		$4,589,159	$2,286,320